Organization and nature of business (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Sep. 27, 2021	Sep. 30, 2022	Sep. 30, 2023	Aug. 24, 2023	Apr. 20, 2023	Nov. 14, 2022	Jul. 13, 2022	May 27, 2022	Jan. 19, 2022	Jan. 10, 2022	Dec. 31, 2021	Sep. 18, 2021	Sep. 17, 2021	Sep. 07, 2021	Dec. 04, 2019	Jul. 28, 2015
Forest Food Member
Net Proceeds From Issuance Initial Public Offering	$ 2,800,000
Percentage Of Controlling Interest Transferred													100.00%
Nongyuan Network | Xinyang Wang
Noncontrolling Interest, Ownership Percentage by Parent															100.00%
Farmmi Enterprise
% of Ownership			100.00%
Farmmi Enterprise | Farmmi Holdings Group Co Ltd
Noncontrolling Interest, Ownership Percentage by Parent												30.00%
FLS Mushroom
Noncontrolling Interest, Ownership Percentage by Parent		100.00%
Net Proceeds From Issuance Initial Public Offering		$ 3,400,000
% of Ownership			100.00%
Farmmi International Limited | FAMI
Noncontrolling Interest, Ownership Percentage by Parent																100.00%
Farmmi Health Development
% of Ownership			100.00%
Farmmi Health Development | Farmmi Medical Health One
Noncontrolling Interest, Ownership Percentage by Parent												100.00%
Farmmi Technology
% of Ownership			100.00%
Farmmi Technology | Farmmi Holdings Group Co Ltd
Noncontrolling Interest, Ownership Percentage by Parent												40.00%
Farmmi Ecology
% of Ownership			100.00%
Farmmi Ecology | Farmmi Holdings Group Co Ltd
Noncontrolling Interest, Ownership Percentage by Parent												30.00%
Farmmi Holdings
% of Ownership			100.00%
Farmmi Holdings | Farmmi Agricultural One
Noncontrolling Interest, Ownership Percentage by Parent											100.00%
Farmmi Agricultural
% of Ownership			100.00%
Farmmi Agricultural | Farmmi Agricultural Supply Chain Co Ltd
Noncontrolling Interest, Ownership Percentage by Parent											100.00%
Farmmi Agricultural | Zhejiang FLS Mushroom Co., Ltd
Noncontrolling Interest, Ownership Percentage by Parent			100.00%
Farmmi Agricultural | Ningbo Farmmi Trade One
% of Ownership						100.00%
Ganzhou Tengguang | Forestry Development Co Ltd
Net Proceeds From Issuance Initial Public Offering	$ 11,000,000
Farmmi Supply Chain
% of Ownership			100.00%
Farmmi Supply Chain | Jiangxi Xiangbo One
Noncontrolling Interest, Ownership Percentage by Parent	100.00%
Farmmi Supply Chain | Guoning Zhonghao One
% of Ownership	100.00%
Yada Forestry Co., Ltd
% of Ownership	100.00%
Ningbo Guoning Zhonghao Technology Co., Ltd | Jianxin Huang
Net Proceeds From Issuance Initial Public Offering	$ 788
Farmmi USA
% of Ownership			100.00%
Farmmi USA | FAMI
% of Ownership				100.00%
Yitang Mediservice
% of Ownership			100.00%
Yitang Mediservice | Nongyuan Network
Noncontrolling Interest, Ownership Percentage by Parent														95.00%
Yitang Mediservice | Farmmi Medical Health
Noncontrolling Interest, Ownership Percentage by Parent					95.00%
Yitang Mediservice | Farmmi Ecology
Noncontrolling Interest, Ownership Percentage by Parent														5.00%
Yitang Mediservice One | Farmmi Ecology One
Noncontrolling Interest, Ownership Percentage by Parent					5.00%
Yitang Mediservice One | Yiting Meditech
Noncontrolling Interest, Ownership Percentage by Parent													100.00%
Yitang Mediservice One | Yifeng Medihealth
Noncontrolling Interest, Ownership Percentage by Parent										100.00%
Yitang Mediservice Two | Yilong Enterprise
Noncontrolling Interest, Ownership Percentage by Parent										100.00%
YF YL MediTech | Yifeng Medihealth
Noncontrolling Interest, Ownership Percentage by Parent									20.00%
YF YL MediTech | Yilong Enterprise
Noncontrolling Interest, Ownership Percentage by Parent									80.00%
YT SK Medihealth | Yifeng Medihealth
Noncontrolling Interest, Ownership Percentage by Parent									20.00%
YT SK Medihealth | Yilong Enterprise
Noncontrolling Interest, Ownership Percentage by Parent									80.00%
Farmmi International
% of Ownership			100.00%
Farmmi International | Farmmi Eco Agri One
Noncontrolling Interest, Ownership Percentage by Parent								100.00%
Farmmi Canada
% of Ownership			100.00%
Farmmi Canada | Farmmi Canada Inc.
Noncontrolling Interest, Ownership Percentage by Parent							100.00%